BANK LOANS (Details - Paranthetical)							12 Months Ended
	Dec. 15, 2023 USD ($)	Dec. 15, 2023 CAD ($)	Feb. 10, 2023 USD ($)	Feb. 10, 2023 CAD ($)	Sep. 23, 2022 USD ($)	Sep. 23, 2022 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Feb. 16, 2025	Mar. 31, 2024 USD ($)	Feb. 16, 2024	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CAD ($)	Dec. 15, 2023 CAD ($)	Sep. 23, 2022 CAD ($)
Short-Term Debt [Line Items]
Monthly payment							$ 40,131	$ 57,701
Debt service coverage ratio					1.25%	1.25%
Proceeds from bank debt							$ 0			$ 0		$ 22,506
Proceeds from bank loan for renovation project			$ 1,300,000
Debt instrument, interest rate during period.									18.00%		13.00%
Percentage of debt interest rate after conclusion of extended term									16.00%
Bethune [Member]
Short-Term Debt [Line Items]
Related party transaction, purchases from related party	$ 1,215,734	$ 1,748,000
Debt instrument, face amount	$ 765,050													$ 1,100,000
Debt instrument, interest rate, stated percentage							10.00%						10.00%
Long-term debt, gross							$ 695,500						$ 1,000,000
Bethune [Member] | Unrelated Party [Member]
Short-Term Debt [Line Items]
Minority interest ownership percentage by parent	100.00%													100.00%
Bank Loan [Member]
Short-Term Debt [Line Items]
Repayment of the loan					$ 41,700,000										$ 60,000,000
Debt instrument, basis spread on variable rate					1.00%	1.00%
Monthly payment						$ 403,251
Mortgages [Member]
Short-Term Debt [Line Items]
Proceeds from bank debt			$ 3,480,000	$ 5,000,000
Mortgages [Member] | Bethune [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage							15.00%						15.00%
Long-term debt, gross							$ 69,550						$ 100,000
Building [Member]
Short-Term Debt [Line Items]
Payments to acquire buildings					$ 65,300,000	$ 93,900,000